Note 3 - Acquisitions (Details) - Acquired Intangible Assets (CNY) In Thousands, unless otherwise specified	1 Months Ended
Aug. 31, 2011
Guangzhou Huajie Insurance Agency Co Ltd [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	2,860
Guangzhou Huajie Insurance Agency Co Ltd [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	1,460
Guangzhou Huajie Insurance Agency Co Ltd [Member] | Agency Agreement and License [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	520
Guangzhou Huajie Insurance Agency Co Ltd [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	4,840
Dongguan Zhongxin Insurance Agency Co Ltd [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	3,490
Dongguan Zhongxin Insurance Agency Co Ltd [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	1,379
Dongguan Zhongxin Insurance Agency Co Ltd [Member] | Agency Agreement and License [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	520
Dongguan Zhongxin Insurance Agency Co Ltd [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired	5,389
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	5 years 109 days
Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Agency Agreement and License [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	5 years 109 days